Basis of Presentation	3 Months Ended
Mar. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
Note 1 – Basis of Presentation

The unaudited condensed consolidated financial statements of EnerJex Resources, Inc. (“we”, “us”, “our” and “Company”) have been prepared in accordance with United States generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and reflect all adjustments which, in the opinion of management, are necessary for a fair presentation.  All such adjustments are of a normal recurring nature.  The results of operations for the interim period are not necessarily indicative of the results to be expected for a full year.  Certain amounts in the prior year statements have been reclassified to conform to the current year presentations.  The statements should be read in conjunction with the financial statements and footnotes thereto included in our Annual Report Form 10-K for the fiscal year ended December 31, 2013.

Our consolidated financial statements include the accounts of our wholly-owned subsidiaries, EnerJex Kansas, Inc.,  DD Energy, Inc., Black Sable Energy, LLC, Working Interest, LLC, and Black Raven Energy, Inc. (“Black Raven”) for the quarter ended March 31, 2014. On September 27, 2013 we acquired Black Raven. Accordingly, only the financial position, results of operation and cash flows of Black Raven for the quarter ended December 31, 2013 were included in the Company’s consolidated financial statements for the year ended December 31, 2013. All intercompany transactions and accounts have been eliminated in consolidation.